Fair Value Measurements (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Increase in fair value of derivative warrant liabilities	$ 6.7	$ 5.2